Long-term debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-term debt
end of	2013	2012
Long-term debt (CHF million)
Senior	96,048	115,861
Subordinated	21,002	17,741
Non-recourse liabilities from consolidated VIEs	12,992	14,532
Long-term debt	130,042	148,134
of which reported at fair value	63,369	65,384
of which structured notes	34,815	36,637

Schedule of Structured notes
Structured notes by product

end of	2013	2012
Structured notes (CHF million)
Equity	23,313	23,761
Fixed income	5,573	6,559
Emerging markets [1]	1,766	3,304
Credit	3,453	1,893
Other	710	1,120
Total structured notes	34,815	36,637
1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.

Long-term debt by maturities
Long-term debt by maturities

end of			2014			2015			2016			2017			2018			Thereafter	Total
Group parent company (CHF million)
Senior debt
Fixed rate			0			0			0			0			0			366	366
Interest rate (in %) [1]			–			–			–			–			–			7.3	–
Subordinated debt
Fixed rate			0			29			0			0			290			2,099	2,418
Interest rates (in %) [1]			–			8.5			–			–			6.0			7.5	–
Subtotal – Group parent company			0			29			0			0			290			2,465	2,784
Subsidiaries (CHF million)
Senior debt
Fixed rate			9,979			13,935			3,622			9,006			2,462			12,910	51,914
Variable rate			10,559			9,544			6,221			4,718			4,981			7,745	43,768
Interest rates (range in %) [1]	0.0	–	13.1	0.0	–	12.6	0.3	–	10.7	0.1	–	5.1	0.4	–	3.8	0.0	–	8.2	–
Subordinated debt
Fixed rate			154			431			1,780			907			9,218			5,824	18,314
Variable rate			52			19			0			45			0			154	270
Interest rates (range in %) [1]	0.5	–	9.3	2.5	–	10.3			8.2	0.9	–	7.3	0.1	–	13.3	0.1	–	8.5	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			0			745			304			14			0			111	1,174
Variable rate			370			164			469			15			0			10,800	11,818
Interest rates (range in %) [1]	0.2	–	13.2	0.0	–	3.6	0.0	–	12.8	1.9	–	4.0			–	0.0	–	10.8	–
Subtotal – Subsidiaries			21,114			24,838			12,396			14,705			16,661			37,544	127,258
Total long-term debt			21,114			24,867			12,396			14,705			16,951			40,009	130,042
of which structured notes			8,220			6,843			5,585			2,820			4,760			6,587	34,815
1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

Bank
Long-term debt
end of	2013	2012
Long-term debt (CHF million)
Senior	91,893	112,123
Subordinated	21,756	20,342
Non-recourse liabilities from consolidated VIEs	12,992	14,532
Long-term debt	126,641	146,997
of which reported at fair value	61,853	64,774
of which structured notes	34,817	36,639

Schedule of Structured notes
Structured notes by product

end of	2013	2012
Structured notes (CHF million)
Equity	23,315	23,761
Fixed income	5,573	6,559
Emerging markets [1]	1,766	3,304
Credit	3,453	1,893
Other	710	1,122
Total structured notes	34,817	36,639
1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.

Long-term debt by maturities
Long-term debt by maturities

end of			2014			2015			2016			2017			2018			Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			9,641			13,452			3,092			8,453			2,114			10,862	47,614
Variable rate			10,559			9,866			6,220			4,719			4,982			7,932	44,278
Interest rates (range in %) [1]	0.0	–	13.1	0.0	–	12.6	0.3	–	10.7	0.1	–	5.1	0.5	–	3.8	0.0	–	8.2	–
Subordinated debt
Fixed rate			154			93			1,780			907			9,508			6,765	19,207
Variable rate			52			19			30			45			2,250			154	2,550
Interest rates (range in %) [1]	0.5	–	9.3	2.5	–	10.3	0.3	–	8.2	0.9	–	7.3	0.1	–	13.3	0.1	–	8.5	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			0			745			304			14			0			111	1,174
Variable rate			370			164			469			15			0			10,800	11,818
Interest rates (range in %) [1]	0.2	–	13.2	0.0	–	3.6	0.0	–	12.8	1.9	–	4.0			–	0.0	–	10.8	–
Total long-term debt			20,776			24,339			11,895			14,153			18,854			36,624	126,641
of which structured notes			8,220			6,843			5,585			2,821			4,760			6,588	34,817
1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.